STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		116 Months Ended	122 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Apr. 30, 2012
OPERATING ACTIVITIES
Net Loss	$ (6,155,882)	$ (8,878,750)	$ (8,115,740)	$ (10,812,200)	$ (35,487,856)	$ (41,643,738)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash charges to consultants and employees for options and stock	587,562	420,058	795,226	570,664	3,800,645	4,388,207
Amortization of deferred financing costs	0	0	0	0	260,000	260,000
Amortization of discount on Bridge Loans	1,101,978	147,787	482,507	550,040	1,156,393	2,258,371
Impairment of intangible assets	0	0	0	0	26,087	26,087
Non-cash interest expense	2,078,633	736,128	4,106,212	3,238,054	8,570,732	10,649,364
(Gain) Loss on change in value of warrants and embedded derivative	(3,589,520)	1,992,685	(9,763,113)	(445,576)	(14,411,686)	(18,001,206)
Warrant Expense	0	35,523	557,935	206,275	764,210	764,210
Employee Stock Purchase Plan expense	2,162	0				2,162
Value of penalty shares issued	0	0	0	0	149,276	149,276
Depreciation expense	4,592	19,568	28,406	38,528	195,672	200,264
Amortization expense of intangibles	72,424	65,256	132,288	100,420	594,640	667,064
Interest Income	0	0	267	0	267	33,478
Write-off of intangible assets			33,211	0	33,211
(Gain) Loss on note retirement	421,893	(5,904)	(461,594)	(123,963)	(1,194,845)	(772,952)
Change in operating assets and liabilities:
(Increase) decrease in prepaid expenses	36,778	(47,424)	1,037	(2,066)	(37,473)	(695)
(Increase) decrease in grant receivable	0	244,479	244,479	(244,479)	0	0
(Increase) decrease in other current assets	(55,961)	(52,221)	(2,221)	0	(2,221)	(58,182)
(Increase) in other assets	0	(140,220)	(38,438)	(89,956)	(132,271)	(132,271)
(Increase) decrease in deferred expenses	606,232	(63,487)	(1,146,783)	212,952	(872,375)	(266,143)
Increase in accounts payable and accrued expenses	2,107,964	2,242,419				9,033,220
Increase in deferred rent	(28,819)	33,622	62,441	0	62,441	33,622
(Decrease) increase in interest payable	15,299	66,927	94,547	(178,700)	(65,862)	(50,563)
Increase in accounts payable			739,536	388,924	3,906,728
Increase in accrued expenses			2,383,767	167,143	3,018,528
Net cash used in operating activities	(2,794,665)	(3,183,553)	(8,942,842)	(6,423,940)	(29,665,759)	(32,460,424)
INVESTING ACTIVITIES
Cash paid on acquisition of Great Expectations			0	0	(44,940)
Purchase of property and equipment	(91,844)	0	0	(12,436)	(150,093)	(241,937)
Cost of intangible assets	(191,688)	(191,094)	(296,358)	(854,773)	(2,915,740)	(3,152,368)
Net cash used in Investing Activities	(283,532)	(191,094)	(296,358)	(867,209)	(3,110,773)	(3,394,305)
FINANCING ACTIVITIES
Proceeds from convertible secured debenture	0	875,000	955,000	80,000	1,995,000	1,995,000
(Increase) decrease in deferred offering expenses	(28,500)	0	(52,000)	0	(52,000)	(80,500)
Cash paid for deferred financing costs	0	(25,000)	(25,000)	0	(584,493)	(584,493)
Payment on notes payable	(87,941)	(347,257)	(769,379)	(1,798,119)	(2,691,089)	(2,779,030)
Proceeds from notes payable	1,451,963	1,960,000	7,691,063	1,255,000	13,951,952	15,403,885
Deferred Investment Funds	240,000	0				240,000
Net proceeds of issuance of Preferred Stock	0	1,342,672	1,342,672	7,032,827	8,610,499	8,610,499
Payment on cancellation of Warrants	0	0	0	0	(600,000)	(600,000)
Proceeds from the exercise of warrants	411,765	388,580	1,085,001	170,000	1,255,001	1,666,766
Net proceeds of issuance of Common Stock	0	0	0	0	11,988,230	11,988,230
Net cash provided by Financing Activities	1,987,287	4,193,995	10,227,357	6,739,708	33,873,070	35,860,357
Net increase (decrease) in cash	(1,090,910)	819,348	988,157	(551,441)	1,096,538	5,628
Cash at beginning of period	0	108,381	108,381	659,822	0	0
Cash at end of period	$ 5,628	$ 927,729	$ 0	$ 108,381	$ 0	$ 5,628